Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 14,165	$ 12,133
Marketable securities and short term investments	9,998	14,224
Accounts receivable (net of provision for doubtful accounts)	20,731	20,898
Other receivable	2,163	1,054
Deferred taxes	2,095	2,146
Prepaid expenses	2,868	2,445
Total current assets	52,020	52,900
Long-term prepaid expenses	3,045	2,924
Long- term land lease prepaid expenses	7,469	7,563
Assets held for employees severance payments	2,120	1,845
Fixed assets, net	46,444	42,671
Goodwill	11,277	4,892
Intangible assets, at cost, less accumulated amortization	6,203	472
Total long term assets	76,558	60,367
Total assets	128,578	113,267
Accounts payable:
Trade	17,181	9,816
Other	4,815	5,322
Deferred income	6,037	9,398
Total current liabilities	28,033	24,536
Long-term liabilities
Deferred income	9,076	6,257
Liability in respect of employee severance payments and others	2,854	2,323
Contingent consideration in respect of acquisition	3,820
Deferred taxes	4,312	2,200
Total long-term liabilities	20,062	10,780
Total liabilities	48,095	35,316
Commitments, contingent liabilities and liens
Shareholders' equity
Share capital Ordinary share NIS 0.01 par value each (27,000,000 authorized as of December 31, 2013 and 20,000,000 authorized as of December 31, 2012, 17,346,561 shares issued and fully paid as of December 31, 2013 and December 31, 2012)	40	40
Additional paid in capital	53,879	53,312
Retained earnings	25,723	24,231
Accumulated other comprehensive income	841	368
Total shareholders' equity	80,483	77,951
Total liabilities and shareholders' equity	$ 128,578	$ 113,267